Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Finance Income and Expense

	2025	2024
Employee future benefit plan expense	$(21)	$(20)
Investment income	24,534	36,885
Mark to market and foreign exchange gain (loss) on financial assets (notes 12 & 31)	1,743	(14,788)
Foreign exchange gain (loss)	427	(3,144)
Government recoveries	700	—
Finance income and other	$27,383	$18,933
Finance expense	$(1,905)	$(2,146)